Accounts Receivable - Schedule of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 221,639		¥ 205,315
Allowance for credit losses	(7,081)		(6,464)
Accounts receivable, net	¥ 214,558	$ 29,394	¥ 198,851